Recent Accounting Pronouncements and Significant Accounting Policies. Segmental Reporting (Details) - Segment	12 Months Ended	13 Months Ended
	Dec. 31, 2022	Aug. 31, 2020
Segmental Reporting [Abstract]
Number of reportable segments	1	2